Income Taxes - Schedule of Provisions for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Provision for Income Taxes
Current Tax Provision Hong Kong		$ 143,713	$ 232,048	$ 905,452	$ 680,424
Deferred Tax (Reversal)/Provision Hong Kong	(700,850)	(1,351)	(19,995)	(2,170)	(609)
Total Provision for Income Taxes	$ (700,850)	$ 142,362	$ 212,053	$ 903,282	$ 679,815